February 26, 2010	44046.00001

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	The Tocqueville Trust (the "Trust")
Post-Effective Amendment No. 39 to the Registration Statement
on Form N-1A under the Securities Act of 1933 (33-8746)

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940 one copy of Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A that has been marked to show changes from Post-Effective Amendment No. 38.

The purpose of this filing is to update the financial information and make other non-material changes.  It is proposed that this filing will become effective on March 1, 2010 pursuant to paragraph (b) of Rule 485 of the Securities Act of 1933.  This filing does not contain any disclosure which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Very truly yours,

/s/ Rachael L. Schwartz
Rachael L. Schwartz
of PAUL, HASTINGS, JANOFSKY & WALKER LLP

Enclosures